John Hancock Classic Value Mega Cap Fund (the fund)

Supplement dated 10-1-09 to the current Prospectus

Under the section of the Prospectus entitled “Who’s who — Investment adviser — Management fee,” the discussion of the fund’s management fee schedule is modified by the following:

Effective as of October 1, 2009, the fund pays John Hancock Investment Management Services, LLC a management fee stated as an annual percentage of the fund’s net assets determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.790%
Next $2.5 billion	0.780%
Excess over $5 billion	0.770%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Disciplined Value Fund (the fund)

Supplement dated 10-1-09 to the current Prospectus

Under the section of the Prospectus entitled “Who’s who — Investment adviser — Management fee,” the discussion of the fund’s management fee schedule is modified by the following:

Effective as of October 1, 2009, the fund pays John Hancock Investment Management Services, LLC a management fee stated as an annual percentage of the fund’s net assets determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million	0.750%
Next $500 million	0.725%
Next $500 million	0.700%
Next $1 billion	0.675%
Excess over $2.5 billion	0.650%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Global Shareholder Yield Fund (the fund)

Supplement dated 10-1-09 to the current Prospectus

Under the section of the Prospectus entitled “Who’s who — Investment adviser — Management fee,” the discussion of the fund’s management fee schedule is modified by the following:

Effective as of October 1, 2009, the fund pays John Hancock Investment Management Services, LLC a management fee stated as an annual percentage of the fund’s net assets determined in accordance with the following schedule, and that rate is applied to the average daily net assets:

Average Daily Net Assets	Annual Rate
First $500 million	0.875%
Next $500 million	0.850%
Excess over $1 billion	0.800%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Core Fund (the fund)

Supplement dated 10-1-09 to the current Prospectus

Under the section of the Prospectus entitled “Who’s who — Investment adviser — Management fee,” the discussion of the fund’s management fee schedule is modified by the following:

Effective as of October 1, 2009, the fund pays John Hancock Investment Management Services, LLC a management fee stated as an annual percentage of the fund’s net assets determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $100 million	0.920%
Next $900 million	0.895%
Next $1 billion	0.880%
Next $1 billion	0.850%
Next $1 billion	0.825%
Excess over $4 billion	0.800%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Growth Fund (the fund)

Supplement dated 10-1-09 to the current Prospectus

Under the section of the Prospectus entitled “Who’s who — Investment adviser — Management fee,” the discussion of the fund’s management fee schedule is modified by the following:

Effective as of October 1, 2009, the fund pays John Hancock Investment Management Services, LLC a management fee stated as an annual percentage of the fund’s net assets determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $100 million	0.920%
Next $900 million	0.895%
Next $1 billion	0.880%
Next $1 billion	0.850%
Next $1 billion	0.825%
Excess over $4 billion	0.800%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock U.S. Core Fund (the fund)

Supplement dated 10-1-09 to the current Prospectus

Under the section of the Prospectus entitled “Who’s who — Investment adviser — Management fee,” the discussion of the fund’s management fee schedule is modified by the following:

Effective as of October 1, 2009, the fund pays John Hancock Investment Management Services, LLC a management fee stated as an annual percentage of the fund’s net assets determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million	0.780%
Next $500 million	0.760%
Next $1 billion	0.750%
Next $1 billion	0.740%
Excess over $3 billion	0.720%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.